Risk Management - Disclosure of functional currency of the operation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instrument which hedge net investments, hedges	£ 16,200	£ 16,900
Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	41,629	40,367
Borrowings which hedge the net investments	(12,189)	(13,157)
Derivatives which hedge the net investments	(4,014)	(3,744)
Structural currency exposures pre-economic hedges	25,426	23,466
Other equity Instruments	(6,959)	(8,107)
Remaining structural currency exposures	18,467	15,359
Increase in structural currency exposures, net of hedging instruments	3,100
Increase (decrease) in foreign currency net investments	1,200
Decrease in financial instruments which hedge net investments	700
USD
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	28,012	26,524
Borrowings which hedge the net investments	(6,243)	(7,308)
Derivatives which hedge the net investments	(2,230)	(2,179)
Structural currency exposures pre-economic hedges	19,539	17,037
Other equity Instruments	(5,846)	(7,326)
Remaining structural currency exposures	13,693	9,711
Increase (decrease) in foreign currency net investments	1,400
EUR
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	9,549	9,868
Borrowings which hedge the net investments	(5,655)	(5,603)
Derivatives which hedge the net investments	0	0
Structural currency exposures pre-economic hedges	3,894	4,265
Other equity Instruments	(264)	(276)
Remaining structural currency exposures	3,630	3,989
Increase (decrease) in foreign currency net investments	(300)
INR
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	1,403	1,287
Borrowings which hedge the net investments	0	0
Derivatives which hedge the net investments	(992)	(891)
Structural currency exposures pre-economic hedges	411	396
Other equity Instruments	0	0
Remaining structural currency exposures	411	396
Increase (decrease) in foreign currency net investments	100
JPY
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	628	646
Borrowings which hedge the net investments	(215)	(174)
Derivatives which hedge the net investments	0	0
Structural currency exposures pre-economic hedges	413	472
Other equity Instruments	0	0
Remaining structural currency exposures	413	472
Other currencies
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	2,037	2,042
Borrowings which hedge the net investments	(76)	(72)
Derivatives which hedge the net investments	(792)	(674)
Structural currency exposures pre-economic hedges	1,169	1,296
Other equity Instruments	(849)	(505)
Remaining structural currency exposures	£ 320	£ 791